Compensation of key management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Schedule of Compensation Awarded to Key Management

Key management includes the Corporation’s Directors, Chief Executive Officer, Chief Financial Officer, and Chief Medical Officer. Compensation awarded to key management is summarized as follows:

	2019	2018
	$	$

Salaries and other benefits	1,970	1,651
Stock-based compensation (non-cash)	1,290	2,121
	3,260	3,772